CONDESNED STATEMENT OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Unaudited) - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 94	$ 43,446	$ (32,519)	$ 11,021
Balance (in Shares) at Dec. 31, 2022		1,081,755
Share-based compensation to employees and directors		$ 0	441	0	441
Share issuance	[1]
Share issuance (in Shares)		8,697
Net loss and comprehensive loss		$ 0	0	(4,489)	(4,489)
Balance at Jun. 30, 2023		$ 94	43,887	(37,008)	6,973
Balance (in Shares) at Jun. 30, 2023		1,090,452
Balance at Dec. 31, 2023		$ 147	48,955	(41,863)	7,239
Balance (in Shares) at Dec. 31, 2023		1,728,347
Share-based compensation to employees and directors		$ 0	198	0	198
Share issuance		$ 24	(24)	0	0
Share issuance (in Shares)		297,896
Issuance of common stock, warrants and prefunded warrants upon private placement, net of underwriting commissions and other offering costs		$ 36	3,304		3,340
Issuance of common stock, warrants and prefunded warrants upon private placement, net of underwriting commissions and other offering costs (in Shares)		447,500
Exercise of prefunded warrants		$ 81	(81)	0	0
Exercise of prefunded warrants (in Shares)		994,500
Net loss and comprehensive loss		$ 0	0	(12,818)	(12,818)
Balance at Jun. 30, 2024		$ 288	$ 52,352	$ (54,681)	$ (2,041)
Balance (in Shares) at Jun. 30, 2024		3,468,243

[1]	Represents amount less than $1